14. OTHER LONG-TERM FINANCIAL ASSETS (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Long-term Financial Assets
Long-term receivables	CAD 12,898	CAD 14,453
Security deposits	5,910	6,303
Derivative assets (Note 27)	64,723	14,931
Other long-term financial assets	CAD 83,531	CAD 35,687	[1]

[1]	Other long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.